Scharf Multi-Asset Opportunity Fund
Retail Class - LOGBX
Institutional Class - LOGOX

(the “Fund”)

Supplement dated May 29, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated January 28, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Scharf Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Scharf Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.